Related Party Transactions	12 Months Ended
Dec. 31, 2025
TRAILBLAZER HOLDINGS, INC. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 3. RELATED PARTY TRANSACTIONS

Amounts due to related party represent formation and operating costs paid on behalf of the Company by its stockholder. The Company’s stockholder is expected to pay the accrued expenses of the Company at the closing of the Business Combination.

Alpha Capital Anstalt

On July 22, 2024, as part of the Merger Agreement, Alpha Capital Anstalt, an affiliate of the Trailblazer Sponsor Group, LLC (the “Sponsor”), provided Cyabra a loan in an aggregate amount of $3.4 million in the form of convertible promissory notes (collectively, the “2024 Convertible Notes”). The 2024 Convertible Notes bear interest of 8% and shall be due and payable on the earlier of July 21, 2025, or the date of consummation of a Qualified Offering (as defined in the agreement).

In February 2025, Cyabra issued to Alpha Capital Anstalt a promissory note with a principal amount of $1.0 million. The full amount of principal was due on the earlier of (i) April 30, 2025 or (ii) one calendar day prior to the consummation of the Merger. Upon an event of default, which includes Cyabra’s failure to pay the principal amount when due and payable, Alpha Capital Anstalt can elect to exchange such promissory note for a convertible note that is identical to the 2024 Convertible Notes. In December 2025, and since the promissory note was not repaid by then, Alpha Capital Anstalt and Cyabra signed an amendment to the promissory note, agreeing that it will be exchanged for a convertible note that is identical to the 2024 Convertible Notes.

On December 11, 2025 and December 18, 2025 the maturity dates of the 2024 Convertible Notes were extended to the earlier of March 31, 2026 or the date of a Qualified Offering.

During the July and August 2025, Cyabra issued to Alpha Capital Anstalt senior unsecured promissory notes in the aggregate amount of $2.5 million, bearing annual interest of 9%. The principal amount and all accrued but unpaid interest shall be due and payable on demand of the lender, but if not so demanded earlier, it will automatically convert into the same type of preferred stock that will be issued upon the closing of the PIPE financing and Business Combination with Trailblazer, while the accrued interest will be repaid in cash in accordance with the terms of the note.

During October, November and December 2025, Cyabra issued to Alpha Capital Anstalt promissory notes in the aggregate amount of $2.2 million, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of Cyabra or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the closing of the Business Combination with Trailblazer. The accrued interest will be repaid in cash in accordance with the terms of the note.